additional statement of cash flow information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net change in non-cash operating working capital
Accounts receivable	CAD (70)	CAD (45)
Inventories	(60)	42
Prepaid expenses	(27)	(20)
Accounts payable and accrued liabilities	126	126
Income and other taxes receivable and payable, net	(90)	(128)
Advance billings and customer deposits	38	(28)
Provisions	(59)	(18)
Total	(142)	(71)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(2,486)	(2,358)
Intangible assets	(617)	(629)
Total	(3,103)	(2,987)
Additions arising from non-monetary transactions	9	19
Capital expenditures	(3,094)	(2,968)
Asset retirement obligations netted (included) in additions	(7)	40
Total	(3,101)	(2,928)
Other non-cash items included above
Change in associated non-cash investing working capital	(27)	231
Non-cash change in asset retirement obligation	47	(55)
Total	20	176
Total	CAD (3,081)	CAD (2,752)